Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	May 31, 2020	May 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 66,614	$ 51,406	$ 211,067	$ 85,677